OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LONG TERM LIABILITIES
Schedule of other long term liabilities

	December 31,
	2023	2022
Contingent consideration	$6	$1,377
	$6	$1,377